Equity Compensation Plan - Additional Information (Detail) - USD ($)																		12 Months Ended
	Apr. 12, 2026	Oct. 30, 2025	Oct. 25, 2025	May 15, 2025	Apr. 12, 2025	Jan. 08, 2025	Oct. 30, 2024	Oct. 25, 2024	Jul. 15, 2024	May 15, 2024	Apr. 12, 2024	Oct. 30, 2023	Oct. 25, 2023	Jul. 17, 2023	May 15, 2023	Mar. 21, 2023	Nov. 21, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted closing price																		$ 3.6	$ 2.42	$ 5.25
Restricted shares vest									135,295
Share based compensation, non vested shares, unrecognized compensation cost																		$ 286,459
Share based compensation, non vested shares, unrecognized compensation cost period for recognition																		10 months 24 days
Share based compensation expense																		$ 3,397,082	$ 2,434,855	$ 117,256
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value																		$ 3.6	$ 1.6
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																		111,000	631,250
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, intrinsic value, amount per share																		$ 1.14
Share-based compensation arrangement by share-based payment award, equity instruments other than options, forfeited in period																		4,901
CEO,CFO And Non Executive [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted											$ 111,000	$ 631,250
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term											5 years 9 months
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate											4.50%
Share-based compensation arrangement by share-based payment award, fair value assumptions, weighted average volatility rate											88.30%
CEO,CFO And Non Executive [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted						$ 312,500
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of outstanding stock																		10.00%
Restricted shares granted																		426,253	1,775,787	190,476
Stock Granted closing price																	$ 5.25
Restricted shares vest									95,238					95,238
Share based compensation, non vested shares, unrecognized compensation cost																		$ 1,130,992
Share based compensation, non vested shares, unrecognized compensation cost period for recognition																		9 months 18 days
Dividends																		$ 0	$ 0	$ 0
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted															$ 547,550		$ 1,000,000
Stock Granted closing price															$ 3.48
Restricted shares vest										273,775
Restricted Stock [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest				273,775
Restricted Stock [Member] | Entity Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted																$ 280,392
Stock Granted closing price																$ 2.55
Restricted shares vest									140,196					140,196
Share-based compensation arrangement by share-based payment award, equity instruments other than options, forfeited in period									4,901
Restricted Stock [Member] | Entity Employees [Member] | Manager [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted													$ 179,244
Stock Granted closing price												$ 1.6	$ 1.59
Restricted shares vest							289,062	89,622
Restricted Stock [Member] | Entity Employees [Member] | Subsequent Event [Member] | Manager [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest		289,063	89,622
Restricted Stock [Member] | CEO,CFO And Non Executive [Member] | CEO and CFO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted											$ 426,253	$ 578,125
Stock Granted closing price											$ 3.6
Restricted Stock [Member] | CEO,CFO And Non Executive [Member] | Subsequent Event [Member] | CEO and CFO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest	213,127				213,126
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense																		$ 2,756,027	$ 2,343,210	117,256
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest																		315,625	0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																		111,000	631,250
Share-based compensation arrangement by share-based payment award, options, exercisable, number																		296,875
Employee Stock Option | CEO,CFO And Non Executive [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	50.00%	50.00%			50.00%		50.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term												5 years 9 months
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate												5.00%
Share based compensation arrangement by share based payment prior period grant date											7 years	6 years
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value											$ 2.69	$ 1.14
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate												81.00%
Employee Stock Option | CEO,CFO And Non Executive [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage						50.00%
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value						$ 3.2
Employee Stock Option | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense																		$ 641,055	$ 91,645	$ 0